Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2017
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information:
1.      Basis of Presentation and General Information:
The accompanying consolidated financial statements as of and for the years ended December 31, 2015, 2016 and 2017, include the accounts of Star Bulk Carriers Corp. (“Star Bulk”) and its wholly owned subsidiaries as set forth below (collectively, the “Company”).
Star Bulk was incorporated on December 13, 2006 under the laws of the Marshall Islands and maintains executive offices in Athens, Greece.  The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership and operation of dry bulk carrier vessels.  Since December 3, 2007, Star Bulk shares trade on the NASDAQ Global Select Market under the ticker symbol SBLK.
In 2014, through a series of transactions, the Company acquired the 49 vessels and 26 newbuilding contracts, which were previously owned by Oceanbulk Shipping LLC, Oceanbulk Carriers LLC, Excel Maritime Carriers Ltd. and other entities.
Effective June 20, 2016, the Company effected a 5-for-1 reverse split of its issued and outstanding common shares (the “June 2016 Reverse Split”) (Note 9).  All share and per share amounts disclosed in the accompanying financial statements give effect to this reverse stock split retroactively, for all periods presented.
In October, 2017, the Company proceeded with the formation of a fully owned subsidiary, Star Logistics Management S.A. (or “Star Logistics”), based in Geneva, Switzerland. Star Logistics focuses on servicing the end user by connecting origination and destination of dry bulk commodities.

Below is the list of the Company's wholly owned subsidiaries as of December 31, 2017:

Subsidiaries owning vessels in operation at December 31, 2017:
				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
1	Star Ennea LLC	Star Poseidon	209,475	February 26, 2016	2016
2	Sea Diamond LLC	Goliath	209,537	July 15, 2015	2015
3	Pearl Shiptrade LLC	Gargantua	209,529	April 2, 2015	2015
4	Coral Cape Shipping LLC	Maharaj	209,472	July 15, 2015	2015
5	Domus Shipping LLC	Star Ariadne (1)	207,812	March 28, 2017	2017
6	Star Breezer LLC	Star Virgo (1)	207,810	March 1, 2017	2017
7	Star Seeker LLC	Star Libra (1)	207,765	June 6, 2016	2016
8	Clearwater Shipping LLC	Star Marisa (1)	207,709	March 11 2016	2016
9	Cape Ocean Maritime LLC	Leviathan	182,511	September 19, 2014	2014
10	Cape Horizon Shipping LLC	Peloreus	182,496	July 22, 2014	2014
11	Sandra Shipco LLC	Star Pauline	180,274	December 29, 2014	2008
12	Christine Shipco LLC	Star Martha	180,274	October 31, 2014	2010
13	Pacific Cape Shipping LLC	Pantagruel	180,181	July 11, 2014	2004
14	Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
15	Star Polaris LLC	Star Polaris	179,600	November 14, 2011	2011
16	Star Trident V LLC	Star Angie	177,931	October 29, 2014	2007
17	Sky Cape Shipping LLC	Big Fish	177,662	July 11, 2014	2004
18	Global Cape Shipping LLC	Kymopolia	176,990	July 11, 2014	2006
19	Star Trident XXV Ltd.	Star Triumph	176,343	December 8, 2017	2004
20	Sea Cape Shipping LLC	Big Bang	174,109	July 11, 2014	2007
21	Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
22	Nautical Shipping LLC	Amami	98,681	July 11, 2014	2011
23	Majestic Shipping LLC	Madredeus	98,681	July 11, 2014	2011
24	Star Sirius LLC	Star Sirius	98,681	March 7, 2014	2011
25	Star Vega LLC	Star Vega	98,681	February 13, 2014	2011
26	Star Alta I LLC	Star Angelina	82,981	December 5, 2014	2006
27	Star Alta II LLC	Star Gwyneth	82,790	December 5, 2014	2006
28	Star Trident I LLC	Star Kamila	82,769	September 3, 2014	2005
29	Grain Shipping LLC	Pendulum	82,619	July 11, 2014	2006
30	Star Trident XIX LLC	Star Maria	82,598	November 5, 2014	2007

(1)      Vessels subject to a capital bareboat lease (Note 5)
				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
31	Star Trident XII LLC	Star Markella	82,594	September 29, 2014	2007
32	Star Trident IX LLC	Star Danai	82,574	October 21, 2014	2006
33	Star Trident XI LLC	Star Georgia	82,298	October 14, 2014	2006
34	Star Trident VIII LLC	Star Sophia	82,269	October 31, 2014	2007
35	Star Trident XVI LLC	Star Mariella	82,266	September 19, 2014	2006
36	Star Trident XIV LLC	Star Moira	82,257	November 19, 2014	2006
37	Star Trident XVIII LLC	Star Nina	82,224	January 5, 2015	2006
38	Star Trident X LLC	Star Renee	82,221	December 18, 2014	2006
39	Star Trident II LLC	Star Nasia	82,220	August 29, 2014	2006
40	Star Trident XIII LLC	Star Laura	82,209	December 8, 2014	2006
41	Star Trident XV LLC	Star Jennifer	82,209	April 15, 2015	2006
42	Star Trident XVII LLC	Star Helena	82,187	December 29, 2014	2006
43	Star Gaia LLC	Star Charis	81,711	March 22, 2017	2013
44	Star Elpis LLC	Star Suzanna	81,711	May 15, 2017	2013
45	Mineral Shipping LLC	Mercurial Virgo	81,545	July 11, 2014	2013
46	Star Trident III LLC	Star Iris	76,466	September 8, 2014	2004
47	Star Trident XX LLC	Star Emily	76,417	September 16, 2014	2004
48	Orion Maritime LLC	Idee Fixe (1)	63,458	March 25, 2015	2015
49	Spring Shipping LLC	Roberta (1)	63,426	March 31, 2015	2015
50	Success Maritime LLC	Laura (1)	63,399	April 7, 2015	2015
51	Ultra Shipping LLC	Kaley (1)	63,283	June 26, 2015	2015
52	Blooming Navigation LLC	Kennadi	63,262	January 8, 2016	2016
53	Jasmine Shipping LLC	Mackenzie	63,226	March 2, 2016	2016
54	Star Challenger I LLC	Star Challenger	61,462	December 12, 2013	2012
55	Star Challenger II LLC	Star Fighter	61,455	December 30, 2013	2013
56	Star Axe II LLC	Star Lutas	61,347	January 6, 2016	2016
57	Aurelia Shipping LLC	Honey Badger	61,320	February 27, 2015	2015
58	Rainbow Maritime LLC	Wolverine	61,292	February 27, 2015	2015
59	Star Axe I LLC	Star Antares	61,258	October 9, 2015	2015
60	Star Asia I LLC	Star Aquarius	60,916	July 22, 2015	2015
61	Star Asia II LLC	Star Pisces	60,916	August 7, 2015	2015
62	Star Trident VII LLC	Diva	56,582	July 24, 2017	2011
63	Glory Supra Shipping LLC	Strange Attractor	55,742	July 11, 2014	2006
64	Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
65	Star Gamma LLC	Star Gamma	53,098	January 4, 2008	2002
66	Star Zeta LLC	Star Zeta	52,994	January 2, 2008	2003
67	Star Delta LLC	Star Delta	52,434	January 2, 2008	2000
68	Star Theta LLC	Star Theta	52,425	December 6, 2007	2003
69	Star Epsilon LLC	Star Epsilon	52,402	December 3, 2007	2001
70	Star Cosmo LLC	Star Cosmo	52,247	July 1, 2008	2005
71	Star Kappa LLC	Star Kappa	52,055	December 14, 2007	2001
		Total dwt	7,585,704

Subsidiaries owning newbuildings at December 31, 2017:

	Wholly Owned Subsidiaries	Newbuildings Name	Type	DWT	Expected Delivery
					Date
1	Star Castle I LLC	HN 1342 (tbn Star Eleni) (2)	Newcastlemax	208,000	Ιαν-18
2	Festive Shipping LLC	HN 1361 (tbn Star Magnanimus) (1)	Newcastlemax	208,000	Απρ-18
3	Star Castle II LLC	HN 1343 (tbn Star Leo)	Newcastlemax	208,000	Απρ-18
		Total dwt		624,000

(1)      Vessels subject to a bareboat capital lease (Note 5).
  Star Eleni was delivered to the Company on January 3, 2018 (Note 19) and is subject to a bareboat capital lease (Note 6).

Non-vessel owning subsidiaries at December 31, 2017:
	Wholly Owned Subsidiaries
1	Star Bulk Management Inc.	25	Star Uranus LLC
2	Starbulk S.A.	26	Star Logistics Management S.A.
3	Star Bulk Manning LLC	27	Gravity Shipping LLC
4	Star Bulk Shipmanagement Company (Cyprus) Limited	28	White Sand Shipping LLC
5	Optima Shipping Limited	29	Premier Voyage LLC
6	Star Omas LLC	30	L.A. Cape Shipping LLC
7	Star Synergy LLC	31	Cape Confidence Shipping LLC
8	Oceanbulk Shipping LLC	32	Cape Runner Shipping LLC
9	Oceanbulk Carriers LLC	33	Olympia Shiptrade LLC
10	International Holdings LLC	34	Victory Shipping LLC
11	Star Ventures LLC	35	Star Cape I LLC
12	Star Logistics LLC (ex Dry Ventures LLC)	36	Star Cape II LLC
13	Unity Holding LLC	37	Positive Shipping Company
14	Star Bulk (USA) LLC	38	OOCape1 Holdings LLC
15	Star Trident XXI LLC	39	Oday Marine LLC
16	Star Trident XXIV LLC	40	Searay Maritime LLC
17	Star Trident XXVII LLC	41	Lowlands Beilun Shipco LLC
18	Star Trident XXXI LLC	42	Star Trident VI LLC
19	Star Trident XXIX LLC	43	KMSRX Holdings LLC
20	Star Trident XXVIII LLC	44	Dioriga Shipping Co.
21	Star Trident XXVI LLC	45	Star Trident XXX LLC
22	Star Trident XXII LLC	46	Star Trident IV LLC
23	Star Trident XXIII LLC	47	Pacific Ventures Holdings LLC
24	Star Alpha LLC	48	Star Mare LLC

No charterer accounted for more than 10% of the Company's voyage revenue in 2015. Charterers who individually accounted for more than 10% of the Company's voyage revenues during the years ended December 31, 2016 and 2017 are as follows:
Charterer	2015	2016	2017
A	6%	13%	14%

The outstanding accounts receivable balance as at December 31, 2017 of these charterers was $1,969.